Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Abstract]
Schedule of Financial Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s financial liabilities that have been measured at fair value on a recurring basis as of December 31, 2016 (there were no financial liabilities measured at fair value on a recurring basis as of December 31, 2018 or 2017):

	Fair Value Measurements as of December 31, 2016 Using:
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities:
Tranche obligations	$—	$—	$1,402	$1,402
	$—	$—	$1,402	$1,402

Schedule of Assumptions Used in Valuing of Tranche Obligations

The following assumptions were used in valuing the tranche obligations:

Year Ended December 31, 2016
Risk-free interest rate	0.00 - 0.53%
Expected dividend yield	0.00%
Expected term (in years)	0.00 - 0.92
Expected volatility	75.5 - 89.9%
Fair value of convertible preferred shares	$1.00 - $1.58

Schedule of Changes in Fair Value of Tranche Obligation Liability Measured at Fair Value on Recurring Basis using Significant Unobservable Inputs

The following table provides a summary of the changes in fair value of the tranche obligation liability measured at fair value on a recurring basis using significant unobservable inputs during the years ended December 31, 2016 and 2017 (in thousands):

Tranche Obligations
(in thousands)
Balance at December 31, 2015	$—
Issuance of tranche obligations to purchase convertible preferred shares	2,459
Change in fair value of second tranche obligation	(424)
Settlement of second tranche obligation upon issuance of convertible preferred shares	(451)
Change in fair value of third tranche obligation	135
Effect of exchange rate changes on tranche obligation	(317)
Balance at December 31, 2016	1,402
Settlement of third tranche obligation upon issuance of convertible preferred shares	(1,402)
Balance at December 31, 2017	$—